Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER EMERGING MARKETS FUND
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2016